A, C, Select Shares | JPMorgan Multi-Manager Alternatives Fund
JPMorgan Multi-Manager Alternatives Fund Class/Ticker: A/JMMAX; C/JMCMX; Select/JMMSX
What is the goal of the Fund?
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Fund — SALES CHARGES” on page 29 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.
SHAREHOLDER FEES (Fees paid directly from your investment)
Shareholder Fees A, C, Select Shares JPMorgan Multi-Manager Alternatives Fund	Class A		Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	5.25%		none	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	none	[1]	1.00%	none
[1]	(under $1 million)

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses A, C, Select Shares JPMorgan Multi-Manager Alternatives Fund		Class A	Class C	Select Class
Management Fees		1.75%	1.75%	1.75%
Distribution (Rule 12b-1) Fees		0.25%	0.75%	none
Other Expenses	[1]	1.36%	1.36%	1.36%
Shareholder Service Fees		0.25%	0.25%	0.25%
Remainder of Other Expenses	[2]	1.11%	1.11%	1.11%
Total Annual Fund Operating Expenses		3.36%	3.86%	3.11%
Fee Waivers and Expense Reimbursements	[3][4]	(1.01%)	(1.01%)	(1.01%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[3][4]	2.35%	2.85%	2.10%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	Includes the advisory fee paid by the subsidiary to its adviser and other expenses of the subsidiary (excluding Acquired Fund Fees and Expenses).
[3]	The Fund's adviser has agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid by the subsidiary to its adviser. This waiver will continue in effect so long as the Fund invests in the subsidiary and may not be terminated without approval by the Fund's Board.
[4]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 2.35%, 2.85% and 2.10% of the average daily net assets of Class A, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 11/1/15, at which time the Service Providers will determine whether or not to renew or revise it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/15 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
IF YOU SELL YOUR SHARES, YOUR COST WOULD BE
Expense Example A, C, Select Shares JPMorgan Multi-Manager Alternatives Fund (USD $)	1 Year	3 Years
CLASS A SHARES	751	1,415
CLASS C SHARES	388	1,086
SELECT CLASS SHARES	213	865

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE
Expense Example, No Redemption A, C, Select Shares JPMorgan Multi-Manager Alternatives Fund (USD $)	1 Year	3 Years
CLASS A SHARES	751	1,415
CLASS C SHARES	288	1,086
SELECT CLASS SHARES	213	865

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
What are the Fund’s main investment strategies?
J.P. Morgan Alternative Asset Management, Inc. (“JPMAAM” or “Adviser”) seeks to achieve the Fund’s investment objective by allocating the Fund’s assets primarily among multiple sub-advisers that use a variety of non-traditional or alternative investment strategies and techniques (“Sub-Advisers”). JPMAAM or its affiliates may manage a portion of the Fund’s assets. Through its allocations to these alternative investment strategies and techniques, the Fund seeks to generate returns with low volatility and low sensitivity to the performance of traditional equity and fixed-income markets.

The alternative investment strategies utilize a broad range of equity, fixed income and other asset classes which may include, but are not limited to, commodities and currencies. The Fund may invest in the U.S. and other markets throughout the world, both developed and emerging. JPMAAM allocates the Fund’s assets among the following categories of alternative investment strategies:

Long/Short Equity: Sub-Advisers make long and short investments in equity securities that are deemed to be under or overvalued. The Sub-Advisers may specialize in a particular style, industry or geography, or may allocate holdings across styles, industries or geographies. The Sub-Advisers typically do not attempt to neutralize the amount of long and short positions (for example, they could be net long).

Relative Value: Sub-Advisers attempt to capture pricing inefficiencies/differentials between related securities while, to varying degrees depending on the Sub-Adviser, trying to minimize the impact of general market movements. Relative value strategies generally rely on arbitrage, which involves the simultaneous purchase and sale of related securities (i.e., securities that share a common financial factor, such as interest rates, an issuer, or an index). Examples of relative value strategies include convertible bond arbitrage, statistical arbitrage, capital structure arbitrage, pairs trading, yield curve arbitrage, volatility arbitrage, commodity relative value and basis trading.

Opportunistic/Macro: Sub-Advisers may invest in a wide variety of financial instruments across countries, markets, sectors, companies, and asset classes expressing either directional (i.e., being net long or short) or cross asset class exposures. They primarily seek long or short exposure to broad asset classes or identifiable market-driven investment return sources (for example, purchasing lower credit quality bonds and shorting higher credit quality bonds in an attempt to capture the higher returns lower credit quality bonds as a group traditionally provide relative to higher credit quality bonds) based on a combination of macro-economic models, fundamental research, and quantitative algorithms. They may also seek to identify trading opportunities resulting from supply/demand imbalances, market dislocations, or perceived patterns of trending or mean reversion (i.e., a security that is trading beyond its historical price range reverting back to that price range over time) in asset price behavior.

Credit: Sub-Advisers may take long or short positions in corporate bonds, loans, credit derivatives, convertible bonds, asset-backed securities, equities and equity derivatives. Such long or short positions may reflect fundamental views on underlying credits as well as credit exposure to the same entity.

Merger Arbitrage/Event Driven: Sub-Advisers may take long or short positions in securities of companies involved in mergers, acquisitions, restructurings, liquidations, spin-offs, or other special situations that alter a company’s financial structure or operating strategy.

Portfolio Hedge: JPMAAM will allocate to Sub-Advisers utilizing portfolio hedge strategies to attempt to offset risks in other parts of the Fund’s portfolio. For example, portfolio hedge strategies may be employed to hedge the Fund’s equity exposure or to offset the Fund’s risk to macroeconomic factors such as inflation and sovereign default.

JPMAAM currently expects that the Fund’s assets will be allocated among these categories of alternative investment strategies within the following ranges (as a percentage of the Fund’s total assets):

Long/Short Equity	0–55%
Relative Value	0–50%
Opportunistic/Macro	0–50%
Credit	0–40%
Merger Arbitrage/Event Driven	0–40%
Portfolio Hedge	0–15%

JPMAAM will periodically review and determine the allocations among investment strategies and Sub-Advisers and may make changes to these allocations when it believes it is beneficial to the Fund. As such, JPMAAM may, in its discretion, add to, delete from or modify the categories of alternative investment strategies employed by the Fund, and one or more of the strategies described above may not be represented in the Fund’s holdings at any given time. The classification of a Sub-Adviser utilizing a particular investment strategy is at the Adviser’s discretion. Updated information concerning the Fund’s actual allocations to investment strategies will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

In addition to allocating assets among Sub-Advisers, JPMAAM may manage a portion of the Fund’s portfolio directly, including without limitation, for portfolio hedging and to temporarily adjust the Fund’s overall market exposure.

The Sub-Advisers, and JPMAAM to the extent it directly manages Fund assets, are responsible for deciding which securities to purchase and sell for their respective portions of the Fund and for placing orders for the Fund’s transactions.

The Fund’s equity investments may include common stock, preferred stock, exchange-traded funds (ETFs), convertible securities, depositary receipts, warrants to buy common stocks, real estate investment trusts (REITs) and partnership interests. The Fund’s fixed income investments may include bank obligations, short-term debt securities, convertible securities, U.S. government securities (including agencies, instrumentalities and political subdivisions), municipal obligations, domestic and foreign corporate bonds, high yield securities (junk bonds), distressed debt securities, asset backed securities (including sub-prime), mortgage backed securities (including sub-prime), loan assignments and participations, debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions, floating rate securities, catastrophe-linked bonds, inflation-indexed bonds and inflation-linked securities such as Treasury Inflation Protected Securities (TIPS). The Fund may invest in ETFs in order to gain exposure to particular asset classes.

In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, forwards, industry loss warranties, warrants, rights and swaps to more effectively gain targeted equity, fixed income or other exposure from its cash positions, to hedge investments, for risk management and to attempt to increase the Fund’s gain. The Fund may use futures contracts, forward contracts, options (including options on interest rate futures contracts and interest rate swaps), swaps, and credit default swaps to help manage duration, sector and yield curve exposure and credit and spread volatility. The Fund may utilize exchange traded futures contracts for cash management and to gain exposure to equities pending investment in individual securities. The Fund’s use of derivatives may be substantial.

The Fund will gain exposure to commodity markets by investing up to 25% of its total assets in JPM MMAC Holdings Ltd., a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the Subsidiary). The Subsidiary is also advised by the Adviser and certain Sub-Advisers will be retained by the Adviser to manage its assets. The Subsidiary (unlike the Fund) may invest without limitation in commodity related investments, including commodity-linked swap agreements and other commodity-linked derivative instruments, such as those linked to the value of a particular commodity, commodity index or commodity futures contract, or a subset of commodities or commodity futures contracts. The Subsidiary may hold instruments described elsewhere in this prospectus that are not commodity related and is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund.

The Fund may enter into short sales. In short selling transactions, the Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The Fund may use derivatives as substitutes for short sales.

The Fund may invest in securities denominated in any currency. The Fund may utilize forward currency transactions to hedge exposure to non-dollar investments back to the U.S. dollar.

The Fund is non-diversified.

Investment Process

The Adviser’s investment and portfolio construction process includes dedicated due diligence and risk management teams, broader inputs from strategy experts, investment committee debate, and assessments of operational and compliance controls. The Adviser utilizes an investment committee and portfolio managers that leverage the global network and experience of the Adviser’s and JPMorgan Global Wealth Management’s hedge fund platforms.

Pursuant to an exemptive order from the Securities and Exchange Commission (SEC), JPMAAM serves as the “manager of managers” for the Fund and has responsibility for providing the overall management of the Fund, subject to the oversight of the Fund’s Board of Trustees. In this capacity, JPMAAM: (i) evaluates, selects, and recommends Sub-Advisers to be hired or replaced, subject to Board approval; (ii) monitors and evaluates the Sub-Advisers’ investment programs and results; (iii) allocates and reallocates the Fund’s assets among the Sub-Advisers and; (iv) reviews the Fund’s compliance with its investment objectives, strategies, policies and restrictions. Pursuant to the exemptive order, shareholder approval is not required to hire, terminate or replace Sub-Advisers except in the case of certain affiliates of JPMAAM.

Sub-Adviser selection includes qualitative and quantitative analysis, with strong emphasis placed on non-quantitative factors. In selecting Sub-Advisers, JPMAAM will consider a variety of factors and attributes related to such Sub-Advisers, including, but not limited to:
  a well defined and articulated investment process combined with a demonstrable and sustainable investment proficiency;
  specialized expertise and an appropriate level of experience;
  flexibility to adapt to a changing market environment;
  a strong focus on risk management;
  appropriate levels of staffing, organizational depth and continuity of management and investment professionals;
  a thorough understanding of the business aspects of managing alternative investment strategies;
  solid administrative capabilities and strong internal controls;
  historical returns and volatility;
  correlation of a Sub-Adviser’s returns to broader markets and other Sub-Advisers;
  statistical peer analysis; and
  exposure, liquidity and drawdown analysis.
The Fund’s Board of Trustees has approved the following Sub-Advisers:

Achievement Asset Management LLC
Chilton Investment Company, LLC
Graham Capital Management, L.P.
Ionic Capital Management LLC
J.P. Morgan Investment Management, Inc.
Owl Creek Asset Management, L.P.
Passport Capital, LLC
P. Schoenfeld Asset Management, L.P.

The identity and number of Sub-Advisers and JPMAAM’s allocation of the Fund’s assets among them may change over time.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the Adviser’s and/or Sub-Adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Alternative Strategies Risk. The Fund will employ various alternative investment strategies that involve the use of complicated investment techniques. There is no guarantee that these strategies will succeed and their use may subject the Fund to greater volatility and loss. Alternative strategies involve complex securities transactions that involve risks in addition to those risks with direct investments in securities described herein.

Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called “sub-prime” mortgages that are subject to certain risks, including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Catastrophe Linked Bonds Risk. Catastrophe linked bonds are insurance based instrument whose return is tied to specific types of insurance risk including, but not limited to, property, fire and explosions, hurricanes, earthquakes, windstorms, extreme temperature conditions, terrorism, and marine, nuclear and aviation disasters. The type, frequency and severity of catastrophic events are difficult to predict or model, and thus the expected return on an investment with respect to such instrument is difficult to calculate. The Fund’s investments in catastrophe linked bonds may be concentrated in one or more types of risk, in which case the overall adverse impact on the Fund of a single catastrophe or other insured event or adverse movements in the value of a single investment position could be considerably greater than if the Fund’s insurance-based investments were more diversified.

Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Convertible Securities Risk. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities, although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Dependence on Key Personnel of Sub-Advisers. The performance of the Sub-Advisers may depend in large part on the performance of key management and investment personnel of those Sub-Advisers. The loss of key personnel and/or difficulties in identifying and retaining appropriate investment talent at a given Sub-Adviser could have a serious negative effect on the performance of that Sub-Adviser and, therefore, the Fund.

Derivatives Risk. Derivatives, including futures contracts, options, forwards, swaps, industry loss warranties, warrants, rights, and commodity linked derivatives, may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty. Certain derivatives are synthetic instruments that attempt to replicate performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Event Driven Strategies Risk. The success of event driven strategies depends on the successful prediction of whether various corporate events will occur or be consummated. When a Sub-Adviser determines that a merger, exchange offer or tender offer transaction may be consummated, the Sub-Adviser may purchase securities at prices only slightly below the anticipated value to be paid or exchanged for such securities in the merger, exchange offer or tender offer, and substantially above the prices at which such securities traded immediately prior to the announcement of the merger, exchange offer or tender offer. The Fund may also invest in companies involved in restructurings, liquidations, spin-offs or other special situations. The consummation of mergers, exchange offers, tender offers and other similar transactions or of restructurings, liquidations, spin-offs or other special situations can be prevented or delayed, or the terms changed, by a variety of factors. If the proposed transaction later appears unlikely to be consummated or is delayed, the market price of the securities may decline sharply by more than the difference between the purchase price and the anticipated consideration to be paid, resulting in a loss to the Fund.

Experience and Differential Strategy Risk. Some Sub-Advisers have little experience managing registered investment companies which, unlike the private investment funds or accounts these Sub-Advisers manage, are subject to daily inflows and outflows of investor cash and are subject to certain legal and tax-related restrictions on their investments and operations. Due to the Fund’s daily inflows and outflows of investor cash, Sub-Advisers may need to keep more assets in cash and cash equivalents than they do for the similar private investment funds or accounts they manage and legal and tax-related restrictions on investments may limit the investments Sub-Adviser can make when compared to the similar private investment funds or accounts they manage, each of which could cause the return of the Fund to be less than that of the similar private investment funds or accounts Sub-Advisers manage. In addition, based on various business, regulatory and other considerations, Sub-Advisers may choose to pursue an investment strategy for the Fund which differs from the investment strategies pursued by the other funds or accounts managed by the Sub-Adviser, which could adversely affect the Fund as such differences could cause the Fund’s performance to deviate materially from those of the other funds and accounts. An investor should be aware that an investment in the Fund is not the same as an investment in the other funds or accounts managed by the Sub-Advisers.

Foreign Securities, Emerging Markets, and Currency Risk. The Fund may invest its assets in foreign securities, including securities denominated in foreign currencies. Investments in foreign currencies, foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, liquidity risks, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. While the Fund may engage in various strategies to hedge against currency risk, it is not required to do so.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

High Yield Securities Risk. The Fund may invest in below investment grade securities (or their unrated equivalent) including junk bonds and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity. Financially distressed companies may be involved in workouts, liquidations, reorganizations, bankruptcies and similar situations. Since there is typically substantial uncertainty concerning the outcome of transactions involving companies in these situations, there is a high degree of risk of loss, including loss of the entire investment.

Illiquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or at the time desired. A lack of liquidity may also cause the value of investments to decline. Illiquid investments may also be difficult to value.

Interest Rate and Credit Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. The Fund’s investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer’s or a counterparty’s financial condition worsens, the credit quality of the issuer or counterparty may deteriorate, leading to greater price volatility and potentially making it difficult for the Fund to sell such investments.

Investment Company and Pooled Investment Vehicle Risk. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the investment company or pooled investment vehicle. The price and movement of an ETF may not track the underlying index and may result in a loss. In addition, ETFs and closed-end funds may trade at a price below their net asset value (also known as a discount). Certain pooled investment vehicles do not have the protections applicable to other types of investments under federal securities or commodities laws and may be subject to counterparty or credit risk. There may be no active market for shares of certain ETFs, closed-end funds or other pooled investment vehicles and such shares may be highly illiquid.

Long/Short Equity Strategies Risk. Long/short equity strategies generally seek to generate capital appreciation through the establishment of both long and short positions in equities by purchasing perceived undervalued securities and selling perceived overvalued securities to generate returns and to reduce a portion of general market risk. If a Sub-Adviser’s analysis is incorrect or based on inaccurate information, these investments may result in significant losses to the Fund. Since a long/short strategy involves identifying securities that are generally undervalued (or, in the case of short positions, overvalued) by the marketplace, the success of the strategy necessarily depends upon the market eventually recognizing such value in the price of the security, which may not necessarily occur, or may occur over extended time frames that limit profitability. Positions may undergo significant short and long-term price volatility during these periods. In addition, long and short positions may or may not be related, and it is possible to have investment losses in both the long and short sides of the portfolio.

Multi-Manager Risk. The Fund’s performance depends on the skill of the Adviser in selecting, overseeing, and allocating Fund assets to the Sub-Advisers. The Sub-Advisers’ investment styles may not always be complementary. The Sub-Advisers make investment decisions independently of one another, and may make decisions that conflict with each other. For example, it is possible that a Sub-Adviser may purchase a security for the Fund at the same time that another Sub-Adviser sells the same security, resulting in higher expenses without accomplishing any net investment result; or that several Sub-Advisers purchase the same security at the same time, without aggregating their transactions, resulting in higher expenses. The Fund’s Sub-Advisers may underperform the market generally, underperform other investment managers that could have been selected for the Fund and/or underperform private investment funds with similar strategies managed by the Sub-Advisers. Subject to the overall supervision of the Fund’s investment program by the Fund’s Adviser, each Sub-Adviser is responsible, with respect to the portion of the Fund’s assets it manages, for compliance with the Fund’s investment strategies and applicable law.

Non-Diversified Fund Risk. Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Fund’s shares being more sensitive to economic results of those issuing the securities.

Opportunistic/Macro Strategies Risk. The Fund may at times invest a portion of its assets based on macroeconomic trends or opportunistically, taking advantage of pricing, liquidity premium, regulatory impediments or any number of other inefficiencies in the capital markets. The primary risk in these strategies is a Sub-Adviser’s ability to identify and capitalize on market events and trends. If a Sub-Adviser incorrectly identifies market events or trends, it may result in significant losses to the Fund.

Portfolio Hedge Strategies Risk. It is expected that the allocation to Portfolio Hedge strategies will produce returns that are negatively correlated to the rest of the Fund’s portfolio and/or the broader markets, and therefore could produce negative returns in periods of low volatility and/or upwardly trending markets. Allocations to this strategy category are generally indirect portfolio hedges and may fail to hedge the risk as intended.

Preferred Securities Risk. There are special risks associated with investing in preferred securities. Distributions to holders of preferred securities are typically paid before any distributions are paid to holders of common stock. However, preferred securities may include provisions that permit the issuer, at its discretion, to defer paying distributions. Preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities. Preferred securities generally have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods. Preferred securities, in certain instances, may be redeemed by the issuer prior to a specified date, which may negatively impact the return of the security held by the Fund. Preferred securities may be highly sensitive to changes in long-term interest rates and/or changes in underlying issuer credit since preferred securities generally do not have a maturity date. In addition, the preferred securities the Fund invests in may be rated below investment grade, which could increase their risks.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices for the securities held long (or appreciating prices of securities held short).

Relative Value Strategies Risk. The success of the relative value strategies depend on, among other things, a Sub-Adviser’s ability to identify unjustified or temporary discrepancies between the fundamental value and the market price of an asset or between the market prices of two or more assets whose prices are expected to move in relation to each other and to exploit those discrepancies to derive a profit to the extent that the Sub-Adviser is able to anticipate in which direction the relative values or prices will move to eliminate the identified discrepancy. A relative value strategy may fail to profit fully or at all or may suffer a loss or a greater loss due to, for example, a failure of the component contract prices to converge or diverge as anticipated. In addition, the identification and exploitation of the investment opportunities that may be pursued by a Sub-Adviser involves a high degree of uncertainty. If what a Sub-Adviser perceives as an unjustified or temporary price or value discrepancy posing an investment opportunity is nothing more than a price differential due to reasons not likely to disappear within the time horizon of an investment made by the Fund, if a Sub-Adviser fails to anticipate the direction in which the relative prices or values will move to eliminate a discrepancy, or if a Sub-Adviser incorrectly evaluated the extent of the expected spread relationships, so that, for example, the value of the Fund’s long positions appreciates at a slower rate than the value of the Fund’s short positions in related assets, then the expected returns for the Fund will not materialize, and the Fund may sustain a loss that will adversely affect the price of its shares.

Reliance on Computer Programs or Codes Risk. Many processes used in Fund management, including security selection, rely, in whole or in part, on the use of computer programs or codes, some of which are created or maintained by the Adviser, Sub-Advisers or their affiliates and some of which are created or maintained by third parties. Errors in these programs or codes may go undetected, possibly for quite some time, which could adversely affect the Fund’s operations or performance. Computer programs or codes are susceptible to human error when they are first created and as they are developed and maintained. Some funds, like the Fund, may be subject to heightened risk in this area because certain Sub-Advisers’ may rely to a greater extent on computer programs or codes in managing assets.

While efforts are made to guard against problems associated with computer programs or codes, there can be no assurance that such efforts will always be successful. The Fund has limited insight into the computer programs and processes of some service providers, and may have to rely on contractual assurances or business relationships to protect against some errors in the service providers’ systems.

Short Selling Risk. The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. The Fund’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the Sub-Adviser’s ability to accurately anticipate the future value of a security. Furthermore, taking short positions in securities results in a form of leverage, which may cause the Fund to be more volatile.

Smaller Cap Company Risk. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, share price changes may be more sudden or erratic than the prices of large capitalization companies, especially over the short term.

Subsidiary and Tax Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. These risks are described elsewhere in this prospectus. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940 (1940 Act), and is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and could adversely affect the Fund.

The Fund has not received a private letter ruling from the Internal Revenue Service (the IRS) with respect to income derived from its investment in the Subsidiary. The Fund relies on the reasoning of private letter rulings from the IRS to other taxpayers with respect to its investment in the Subsidiary. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. The tax treatment of commodity-linked notes, other commodity-linked derivatives and the Fund’s investments in the Subsidiary may be adversely affected by future legislation, Treasury regulations and/or guidance issued by the IRS that could affect whether income from such investments is qualifying income under Subchapter M of the Internal Revenue Code of 1986, as amended, or otherwise alter the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund.

You could lose money investing in the Fund.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
The Fund has not operated for a calendar year as of the date of this prospectus. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the fund. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.